VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2020
Vimeo Inc.
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
VALUATION AND QUALIFYING ACCOUNTS

Schedule II

VIMEO, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings	Charges to Other Accounts	Deductions	Balance at End of Period

	(In thousands)
2019
Allowance for credit losses	$180	$1,245(a)	$—	$(1,152)(b)	$273
Deferred tax valuation allowance	17,476	18,269(c)	—	—	35,745
Other reserves	807	3
2020
Allowance for credit losses	$273	$1,834(a)	$—	$(1,631)(b)	$476
Deferred tax valuation allowance	35,745	15,946(c)	(2)(d)	—	51,689
Other reserves	3	—
(a)	Additions to the allowance for credit losses are charged to expense.
(b)	rite-off of fully reserved accounts receivable.
(c)	mount is due primarily to federal and state NOLs and other carryforwards.
(d)	mount is due to currency translation adjustments on foreign NOLs.